Other Assets, Net (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred leasing commissions and costs	$ 30,932	$ 29,055	$ 21,092
Deferred financing costs	13,971	13,971	8,940
Office equipment and other	11,512	10,308	331
Total depreciable and amortizable assets	56,415	53,334	30,363
Accumulated depreciation and amortization	(19,677)	(17,121)	(11,286)
Net depreciable and amortizable assets	36,738	36,213	19,077
Accounts receivable, net	39,732	41,211	31,029
Deferred rent receivable, net	19,281	18,201	14,483
Derivative asset	29,984	16,496	11,916
Prepaid expenses	7,455	4,232	2,986
Investment in affiliates	902	902	0
Other	1,010	1,193	1,094
Total other assets, net	$ 135,102	$ 118,448	$ 80,585